Condensed Balance Sheets Parentheticals - USD ($)	Feb. 29, 2016	Aug. 31, 2015
Parentheticals
Notes receivable, net of allowance	$ 878,354	$ 878,354
Common Stock, par value	$ 0.00001	$ 0.00001
Common Stock, shares authorized	5,000,000,000	5,000,000,000
Common Stock, shares issued	3,862,329,167	125,025,261
Common Stock, shares outstanding	3,862,329,167	125,025,261